INCOME TAXES - Unrecognized deferred tax assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Line Items]
Unrecognized temporary differences	$ 384,056	$ 368,496
Tax losses carried forward
Income Taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	240,705	217,342
Property, plant and equipment.
Income Taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	51,938	45,429
Other deductible temporary differences
Income Taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 91,413	$ 105,725